RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

Related party transactions are made on terms agreed upon by the related parties. The balances with related parties are unsecured, non-interest bearing, and due on demand. Related party transactions not disclosed elsewhere in the consolidated financial statements are as follows:

Due to a related party	June 30, 2021	June 30, 2020	July 1, 2019
Silvercorp Metals Inc.	$50,378	$62,182	$68,151

(a)Silvercorp Metals Inc. ("Silvercorp") has two directors and one officer in common with the Company. Silvercorp and the Company share office space and Silvercorp provides various general and administrative services to the Company. The Company expects to continue making payments to Silvercorp in the normal course of business. Expenses in general and administrative services rendered and incurred by Silvercorp on behalf of the Company for the year ended June 30, 2021 were $616,030 (year ended June 30, 2020 - $586,138).

(b)Compensation of key management personnel

The remuneration of directors and other members of key management personnel for the years ended June 30, 2021 and 2020 are as follows:

	Year ended June 30,
	2021	2020
Director's cash compensation	$290,463	$55,858
Director's share-based compensation	604,970	446,652
Key management's cash compensation	859,394	940,323
Key management's share-based compensation	1,709,004	2,205,258
	$3,463,831	$3,648,091

Other than as disclosed above, the Company does not have any ongoing contractual or other commitments resulting from transactions with related parties.